Analysis of performance by segment - Short-term fluctuations in investment returns on shareholder-backed business (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		$ (3,203)	$ (791)	$ (1,994)
US
Analysis of operating segments
Related (credit) charge for amortisation of deferred acquisition costs		(951)	1,062	(77)
Jackson (US insurance operations) | Net equity hedge result
Analysis of operating segments
Other guarantee fees		699	657	622
Operating segments
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		(3,100)	(818)	(2,020)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		657	(684)	(1)
Operating segments | US
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		(3,757)	(134)	(2,019)
Operating segments | US | Insurance
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		(3,757)	(134)	(2,019)
Operating segments | US | Insurance | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	[1]	(5,314)	399	(2,411)
Accounting value movements on the variable and fixed index annuity guarantee liabilities		(22)	(1,194)	(128)
Fee assessments net of claim payments		754	717	619
Short-term fluctuations in investment returns on shareholder-backed business		(4,582)	(78)	(1,920)
Operating segments | US | Insurance | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		678	(85)	(46)
Operating segments | US | Insurance | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		156	(42)	(94)
Operating segments | US | Insurance | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		18	51	15
Operating segments | US | Insurance | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		(27)	20	26
Operating segments | Jackson (US insurance operations) | Amortisation to the income statement, Non-operating profit
Analysis of operating segments
Related (credit) charge for amortisation of deferred acquisition costs		(1,248)	152	(595)
Operating segments | Jackson (US insurance operations) | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		156	(42)	(93)
Unallocated to a segment (other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business		$ (103)	$ 27	$ 26

[1]	Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options as discussed in Explanation of Performance and Other Financial Measures.